Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

8. Inventories

Inventories, net of provision for excess and obsolete inventories, consisted of the following:

	December 31,
	2022	2021

	(in US$’000)
Raw materials	27,392	15,837
Finished goods	29,298	19,918
	56,690	35,755